ACCOUNTS PAYABLE	9 Months Ended
Sep. 30, 2025
ACCOUNTS PAYABLE.
ACCOUNTS PAYABLE

NOTE 5: ACCOUNTS PAYABLE

Accounts payable includes trade payables and accrued vendor obligations. In addition, accounts payable includes credit card payable balances of about $767,000 and $612,000 as of September 30, 2025 and December 31, 2024, respectively.

Accounts Payable Conversion to Common Stocks

During the three months ended September 30, 2025, the Company converted an aggregate of $207,000 of outstanding accounts payable into 1,134,246 shares of common stocks. The conversions were effective pursuant to agreements with vendors and service providers in satisfaction of trade payables.